Average Annual Total Returns - PROFUND VP BIOTECHNOLOGY	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. BiotechnologySM Index OneYear		Dow Jones U.S. BiotechnologySM Index FiveYears		Dow Jones U.S. BiotechnologySM Index TenYears
Total	15.38%	5.35%	15.95%	Jan. 22, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	17.74%	[1]	7.16%	[1]	18.01%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.